Consolidated Balance Sheet Components - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Participation units liability, current (Note 11)	$ 2,027	$ 0
Current maturities of operating lease liability	615	953
Software license obligation, current	0	675
Current maturities of finance lease liability	0	129
Other	1,075	186
Total	$ 3,717	$ 1,943